Equity Growth Fund
EQUITY GROWTH FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Fund	Retail Shares	Institutional Shares
Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.16%	0.16%
Total annual fund operating expenses	1.11%	0.86%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equity Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	113	353	612	1,352
Institutional Shares	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 254% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Equity Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of a diversified group of small and medium-sized companies. Medium-sized companies are considered to have market capitalization between about $1.5 billion and $25 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The advisor utilizes a multi-factor valuation based approach to selecting stocks and then selectively applies a fundamental overlay process to stocks that pass through the first level of screening. The investment process utilizes quantitative screens which focus on valuation metrics. Those investments that pass the screens are candidates for investment. The Fund seeks to lower its risk profile by investing in a diversified portfolio of companies with proven business models at reasonable valuations. The managers may equally weight the holdings in the portfolio. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.
Principal Risks of Investing in the Fund
Foreign Market Risk - To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies.  These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Growth Stocks - Growth stocks can be volatile for several reasons.  Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.  In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Equity Growth Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.  Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established.  Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general.  In addition, these companies may become subject to intense competition from larger or more established companies.  Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors.  Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio. Many value stocks pay a dividend and are fairly mature companies and in established markets. Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market. A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor's expectations.

Who Should Invest?
The Equity Growth Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on smaller-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
Because of the several types of risk described in this prospectus, you could lose money!
Performance
The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2005 - 2014]

The Equity Growth Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +19.22% 2nd quarter 2009 Lowest: -25.95% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2014
Average Annual Total Returns Equity Growth Fund	1 Year	5 Years	10 Years
Retail Shares	7.10%	14.12%	7.23%
Retail Shares After taxes on distributions	(0.02%)	11.29%	5.35%
Retail Shares After taxes on distributions and sale of fund shares	6.83%	11.10%	5.73%
Institutional Shares	7.28%	14.43%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	11.89%	16.91%	9.37%
Lipper Mid-Cap Growth Index (reflects no deductions for fees, expenses or taxes)	7.91%	14.73%	8.89%

The Lipper Mid-Cap Growth Index was added to the performance table to indicate the return of comparable funds in the Lipper category. This index reflects the general style classification of the Equity Growth Fund.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.